Income taxes (Details 6)	12 Months Ended
Dec. 31, 2020
Switzerland
Tax years subject to examination	2016 - 2020
USA
Tax years subject to examination	2020
France
Tax years subject to examination	2017 - 2020
Spain
Tax years subject to examination	2017 - 2020
Japan
Tax years subject to examination	2020
Taiwan
Tax years subject to examination	2019 - 2020
India
Tax years subject to examination	2018 - 2020
Germany
Tax years subject to examination	2020
UK
Tax years subject to examination	2018 - 2020